Shareholder Report, Line Graph (Details)	6 Months Ended	12 Months Ended	36 Months Ended
	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024
C000231157 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Average Annual Return, Percent	3.43%	22.14%	4.11%
C000231158 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A Shares (with sales charge)
Average Annual Return, Percent	(2.17%)	15.36%	2.02%
C000231158 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A Shares
Average Annual Return, Percent	3.25%	21.75%	3.85%
C000231156 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class K Shares
Average Annual Return, Percent	3.35%	22.20%	4.15%
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000® Index
Average Annual Return, Percent	13.95%	38.07%	8.90%
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000® Value Index
Average Annual Return, Percent	10.61%	30.98%	7.26%